As filed with the Securities and Exchange Commission on September 12, 2023
File Nos. 002-11387/811-00558

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 176
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No.
☒

THE HARTFORD MUTUAL FUNDS II, INC.
(Exact Name of Registrant as Specified in Charter)

690 Lee Road
Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):
  ☐ immediately upon filing pursuant to paragraph (b) of Rule 485
  ☒ on September 20, 2023 pursuant to paragraph (b) of Rule 485
  ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(1) of Rule 485
  ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
  ☐ on (Date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
  ☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 176 to the Registration Statement of The Hartford Mutual Funds II, Inc. (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B), and Other Information (Part C) relating to Hartford Schroders Diversified Growth Fund contained in Post-Effective Amendment No. 175, which was filed with the U.S. Securities and Exchange Commission on June 15, 2023. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 175 to September 20, 2023.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 12th day of September 2023.
THE HARTFORD MUTUAL FUNDS II, INC.
By:	/s/ James E. Davey*
James E. Davey President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ James E. Davey* James E. Davey	Director, President and Chief Executive Officer	September 12, 2023
/s/ Ankit Puri Ankit Puri	Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 12, 2023
/s/ Christine R. Detrick* Christine R. Detrick	Chair of the Board and Director	September 12, 2023
/s/ Hilary E. Ackermann* Hilary E. Ackermann	Director	September 12, 2023
/s/ Robin C. Beery* Robin C. Beery	Director	September 12, 2023
/s/ Derrick D. Cephas* Derrick D. Cephas	Director	September 12, 2023
/s/ John J. Gauthier* John J. Gauthier	Director	September 12, 2023
/s/ Andrew A. Johnson, Jr.* Andrew A. Johnson, Jr.	Director	September 12, 2023
/s/ Paul L. Rosenberg* Paul L. Rosenberg	Director	September 12, 2023
/s/ David Sung* David Sung	Director	September 12, 2023
*By:/s/ Thomas R. Phillips Thomas R. Phillips, Attorney-in-fact * Pursuant to Power of Attorney (previously filed)		September 12, 2023